Warrants (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Sep. 22, 2023	Dec. 31, 2023	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price		$ 0.01
Warrant liability	$ 200	$ 81
Warrant liability		$ 142
Murphy Canyon Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase common stock	54,000
Warrant exercise price	$ 11.00
Issuance of Conduit Pharmaceuticals Inc. common stock in connection with PIPE Financing, shares	54,000
Murphy Canyon Acquisition Corp [Member] | Subscription Agreements [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase common stock	2,000,000
Warrant exercise price	$ 11.50
Issuance of Conduit Pharmaceuticals Inc. common stock in connection with PIPE Financing, shares	2,000,000
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Share price per shares		$ 18.00
IPO [Member] | Public Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase common stock		13,225,000
Warrants price per share		$ 10.00
Warrant exercise price		$ 11.50
IPO [Member] | Private Placement Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase common stock		754,000
Warrants price per share		$ 10.00
Warrant exercise price		$ 11.50